SEMI
Annual
Report

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OCTOBER 31, 2002

FRANKLIN REAL ESTATE SECURITIES FUND

WANT TO RECEIVE THIS  DOCUMENT  FASTER VIA  EMAIL?
-------------------------------------------------
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                     (LOGO)
            FRANKLIN(R)TEMPLETON(R)
                  INVESTMENTS
               [GRAPHIC OMITTED]

         THANK YOU FOR INVESTING WITH
     FRANKLIN TEMPLETON. WE ENCOURAGE
OUR INVESTORS TO MAINTAIN A LONG-TERM
    PERSPECTIVE AND REMEMBER THAT ALL
  SECURITIES MARKETS MOVE BOTH UP AND
DOWN, AS DO MUTUAL FUND SHARE PRICES.
      WE APPRECIATE YOUR PAST SUPPORT
     AND LOOK FORWARD TO SERVING YOUR
 INVESTMENT NEEDS IN THE YEARS AHEAD.


[GRAPHIC OMITTED]

DOUGLAS BARTON, CFA
PORTFOLIO MANAGER
FRANKLIN REAL ESTATE SECURITIES FUND

EDELIVERY DETAILS:
Log on at franklintempleton.com and click on Experience eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email.
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

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN REAL ESTATE SECURITIES FUND SEEKS TO MAXIMIZE TOTAL RETURN BY INVESTING AT LEAST 80% OF ITS NET ASSETS IN SECURITIES OF COMPANIES IN THE REAL ESTATE INDUSTRY, PRIMARILY EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS). 1
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2002. During the six months under review, real estate stock performance turned negative following solid performance during early 2002, reflecting the slowdown in real estate fundamentals. At the property operating level, the sluggish U.S. economy manifested itself in higher vacancies and soft rental rates across most property types and most geographical regions. The economy's modest improvement during the period had not yet resulted in improving fundamentals, which is understandable because the real estate sector typically reacts later to economic changes than other areas. Despite this weak environment, the real estate sector continued to outperform the general markets as investors gravitated toward real estate securities mainly due to the asset class's defensive nature. In particular, they focused on real estate investment trusts (REITs) with their high dividend yields. Within this


1. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.


CONTENTS


Shareholder Letter ....................   1

Performance Summary ...................   5

Special Feature:
How to Survive a
Volatile Stock Market .................   7

Financial Highlights &
Statement of Investments ..............  10

Financial Statements ..................  16

Notes to
Financial Statements ..................  20


[GRAPHIC OMITTED]
FUND CATEGORY
Global
Growth
Growth & Income
Income
Tax-Free Income

          PROPERTY-TYPE ALLOCATION
          Based on Total Net Assets
          10/31/02

                     [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Diversified               16.8%

          Apartment                 15.9%

          Office                    15.0%

          Retail                    14.4%

          Industrial                 9.9%

          Hotel                      8.7%

          Manufactured Housing       3.4%

          Self Storage               3.4%

          Other                      6.8%

          Short-Term Investments
          & Other Net Assets         5.7%


environment, Franklin Real Estate Securities Fund - Class A posted a -11.54% cumulative total return for the six-month period ended October 31, 2002, as shown in the Performance Summary beginning on page 5. By comparison, the Fund's benchmark indexes, the Wilshire Real Estate Securities Index and the Standard & Poor's 500 Composite Index (S&P 500), returned -12.17% and -17.01% for the same period. 2

At period-end, the diversified real estate sector represented our largest weighting at 16.8% of the Fund's total net assets. This sector, whose focus is not limited to any one property type, offered some of the most attractively valued real estate securities during the period, in our opinion. The apartment sector, at 15.9% of total net assets, represented our second-largest weighting, and it underperformed recently due to a lack of demand for apartments, competition from single-family housing and some modest overbuilding in certain geographical regions. We believe, however, that this sector could be one of the best performing real estate sectors in an economic recovery given the short-term nature of apartment leases. During the period, we reduced our holdings in the office sector, and it was our third-largest sector weighting at period-end. Office-related stocks lagged most other property types during the period due to widespread concerns of a protracted slowdown in office space demand; however, we continue to believe that certain office real estate securities represent an attractive combination of favorable supply characteristics, the safety of long-term leases and compelling valuations.


2. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded REITs and real estate operating companies. The index is capitalization-weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

During the period, we maintained an underweighted position in the hotel sector relative to the Wilshire Real Estate Securities Index. Earlier in the year, we had become increasingly concerned about the effects of a slowing economy on this industry because, of all of the real estate property groups, hotel operations have the most sensitivity to economic changes. During the period, we did take advantage of some share price weakness to increase our exposure, as we believe that this sector will benefit significantly when the economy fully recovers.

We initiated several significant positions in the Fund during the period. We purchased Reckson Associates, a diversified REIT, and Brookfield Properties, an office real estate operating company. Based on our analyses, both securities traded at a discount to the companies' net asset value at the time of purchase. In the hotel sector, we purchased Hilton Hotels after the stock traded down with the entire hotel group. We also added two homebuilders, Meritage and Lennar, to the Fund. Both stocks had come under pressure and traded at the low end of their historical price/earnings multiples at the time of purchase. In addition, we believe both companies could enjoy above-average earnings growth relative to their peers over the next several years. During the six months under review, we sold two positions, Alexandria, an office REIT, and First Industrial, a warehouse REIT, after the stocks met our value-based target prices.

Looking ahead, we remain optimistic because we believe real estate securities are reasonably valued and should return to more robust operating fundamentals at the property level as demand returns. Although demand for space moderated with the economic malaise, we believe the nascent economic recovery should lead to demand stabilization. The downturn in fundamentals, in our opinion, has been almost solely driven by a lack of demand. This contrasts with previous real estate



TOP 10 HOLDINGS
10/31/02

COMPANY                % OF TOTAL
SECTOR/INDUSTRY        NET ASSETS
---------------------------------

Simon Property Group Inc.    6.2%
REITS

Vornado Realty Trust         4.1%
REITS

Equity Office
Properties Trust             4.0%
REITS

ProLogis                     3.5%
REITS

iStar Financial Inc.         3.3%
REITS

AMB Property Corp.           3.2%
REITS

Glenborough Realty
Trust Inc.                   3.2%
REITS

Equity Residential           3.1%
REITS

PS Business Parks Inc.       3.1%
REITS

Public Storage Inc.          3.1%
REITS

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

cycles, which were marked by easy lending and rampant overbuilding. The past three years have borne witness to disciplined borrowing, which has curtailed over-development. In short, trends seen in the recent past suggest that real estate supply is likely to enjoy less cyclicality, or economic sensitivity, than ever before.

Thank you for your investment in Franklin Real Estate Securities Fund. We appreciate your support, welcome your comments and suggestions, and look forward to serving you in the future.

Sincerely,


/s/  DOUGLAS BARTON, CFA
Douglas Barton, CFA
Portfolio Manager
Franklin Real Estate Securities Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 10/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                CHANGE        10/31/02     4/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$2.42         $15.67       $18.09

DISTRIBUTIONS (5/1/02-10/31/02)
Dividend Income                       $0.3695


CLASS B                                CHANGE        10/31/02     4/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$2.41          $15.58      $17.99

DISTRIBUTIONS (5/1/02-10/31/02)
Dividend Income                       $0.3130


CLASS C                                CHANGE        10/31/02     4/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$2.41          $15.50      $17.91

DISTRIBUTIONS (5/1/02-10/31/02)
Dividend Income                       $0.3055


ADVISOR CLASS                          CHANGE        10/31/02     4/30/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$2.43          $15.71      $18.14

DISTRIBUTIONS (5/1/02-10/31/02)
Dividend Income                       $0.3917


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods shown and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class's past four quarterly dividends and the maximum offering price (NAV for Classes B and Advisor) per share on 10/31/02.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/02.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +35.42% and +5.34%.

--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


PERFORMANCE

                                                                       INCEPTION
CLASS A                               6-MONTH    1-YEAR     5-YEAR     (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return 1             -11.54%    +7.81%    +13.50%      +124.70%

Average Annual Total Return 2         -16.61%    +1.62%     +1.35%        +8.87%

Value of $10,000 Investment 3          $8,339   $10,162    $10,695       $21,178

Avg. Ann. Total Return (9/30/02) 4               +2.46%     +1.57%        +9.53%

Distribution Rate 5                          3.98%

30-Day Standardized Yield 6                  4.36%


                                                                       INCEPTION
CLASS B                               6-MONTH    1-YEAR     3-YEAR     (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return 1             -11.84%    +7.08%    +36.11%       +25.84%
Average Annual Total Return 2         -15.30%    +3.08%    +10.00%        +5.51%

Value of $10,000 Investment 3          $8,470   $10,308    $13,311       $12,284

Avg. Ann. Total Return (9/30/02) 4               +4.00%    +10.88%        +6.99%

Distribution Rate 5                          3.54%

30-Day Standardized Yield 6                  3.85%


                                                                      INCEPTION
CLASS C                               6-MONTH    1-YEAR     5-YEAR     (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return 1             -11.93%    +6.97%     +9.39%       +95.33%

Average Annual Total Return 2         -13.66%    +4.92%     +1.61%        +9.18%

Value of $10,000 Investment 3          $8,634   $10,492    $10,829       $19,332

Avg. Ann. Total Return (9/30/02) 4               +5.87%     +1.83%        +9.99%

Distribution Rate 5                          3.44%

30-Day Standardized Yield 6                  3.26%


                                                                       INCEPTION
ADVISOR CLASS 7                       6-MONTH    1-YEAR     5-YEAR     (1/3/94)
--------------------------------------------------------------------------------
Cumulative Total Return 1             -11.45%    +8.05%    +15.05%      +132.15%

Average Annual Total Return 2         -11.45%    +8.05%     +2.84%       +10.00%

Value of $10,000 Investment 3          $8,855   $10,805    $11,505       $23,215

Avg. Ann. Total Return (9/30/02) 4               +9.04%     +3.07%       +10.69%

Distribution Rate 5                          4.48%

30-Day Standardized Yield 6                  4.56%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

SPECIAL FEATURE:
HOW TO SURVIVE A
VOLATILE STOCK MARKET

    SPECIAL
    FEATURE
[GRAPHIC OMITTED]


4TH QUARTER 2002

Most people are quick to agree that volatile markets present buying opportunities for investors with long-term horizons. But mustering the discipline to make purchases can be difficult. You can't help wondering, "Is this really the right time to buy?" Many shareholders are asking this question, and we'd like to take a moment to offer our perspective.

CONSIDER DOLLAR-COST AVERAGING
Dollar-cost averaging makes it easier to cope with volatility and can help reduce anxiety in the investment process. Simply put, dollar-cost averaging is committing a fixed amount of money at regular intervals to an investment. Since you buy more shares when prices are low and fewer shares when prices are high, over time, your average cost per share may be less than the average price per share. Dollar-cost averaging involves a continuous, disciplined investment in fund shares, regardless of fluctuating price levels.

The following table demonstrates how your average share cost could be less than the average share price during the hypothetical six-month period shown. We recommend that you consult with your financial advisor regarding purchases through periods of low price levels or changing economic conditions.


             -------------------------------------------------------
              NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
             -------------------------------------------------------
                       NOT PART OF THE SHAREHOLDER REPORT

                 MONTHLY                               SHARES
               INVESTMENT            SHARE            PURCHASED
MONTH            AMOUNT              PRICE           EACH MONTH
--------------------------------------------------------------------------------
January           $500               $9.00              55.6
February          $500              $10.00              50.0
March             $500               $8.00              62.5
April             $500              $11.75              42.6
May               $500              $12.75              40.8
June              $500               $9.00              55.6
--------------------------------------------------------------------------------
TOTAL           $3,000              $60.00             307.1

AVERAGE SHARE PRICE:                AVERAGE SHARE COST:
--------------------------------------------------------------------------------
$10.00 ($60.00/6 purchases)         $9.77 ($3,000/307.1 shares)

Figures are for illustrative purposes only.


While no investment technique can assure a profit or protect against loss in declining markets, dollar-cost averaging provides you with a simple investment strategy that can help you make the most of your investment dollars. What's more, it eliminates concerns about investing at the right time.


BELIEVE YOUR BELIEFS AND DOUBT YOUR DOUBTS
There are no real secrets to managing volatility. Most shareholders already know that the best way to navigate a choppy market is having a good long-term plan and a well-diversified portfolio. But sticking to these fundamental beliefs is sometimes easier said than done. When put to the test, you sometimes begin doubting your beliefs and believing your doubts. This can lead to short-term moves that divert you from long-term goals.


CONSULT WITH YOUR FINANCIAL ADVISOR
Market volatility is not unusual. It's the nature of markets to move up and down over the short term. In a downturn, your own financial advisor is your first and best line of defense.


                       NOT PART OF THE SHAREHOLDER REPORT

If you have questions about the investments you currently own, call your financial advisor. He or she can review your personal investment objectives and strategy and make any changes necessary to reduce potential risk. Most importantly, consulting your advisor could prevent you from making emotional decisions you might regret later.


                       NOT PART OF THE SHAREHOLDER REPORT

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights

                                                                                            CLASS A
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                       YEAR ENDED APRIL 30,
                                                         OCTOBER 31, 2002    -------------------------------------------------------
                                                            (UNAUDITED)        2002        2001        2000        1999        1998
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................         $18.10       $16.26      $13.87      $15.18      $17.66      $15.44
                                                         ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..............................            .36          .66         .64         .67         .81         .63
 Net realized and unrealized gains (losses) ...........          (2.42)        1.82        2.41       (1.23)      (2.31)       2.14
                                                         ---------------------------------------------------------------------------
Total from investment operations ......................          (2.06)        2.48        3.05        (.56)      (1.50)       2.77
                                                         ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ................................           (.37)        (.64)       (.66)       (.68)       (.75)       (.48)
 Net realized gains ...................................             --           --          --        (.07)       (.23)       (.07)
                                                         ---------------------------------------------------------------------------
Total distributions ...................................           (.37)        (.64)       (.66)       (.75)       (.98)       (.55)
                                                         ---------------------------------------------------------------------------
Net asset value, end of period ........................         $15.67       $18.10      $16.26      $13.87      $15.18      $17.66
                                                         ===========================================================================

Total return b ........................................       (11.54)%       15.74%      22.39%     (2.77)%     (8.09)%      17.96%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................       $374,833     $431,749    $356,296    $332,562    $278,301    $330,030
Ratios to average net assets:
 Expenses .............................................           .96% c       .96%       1.04%       1.02%        .96%       1.00%
 Expenses excluding waiver and payments by affiliate...           .96% c       .96%       1.04%       1.02%        .96%       1.03%
 Net investment income ................................          4.16% c      3.96%       4.16%       4.93%       5.15%       3.50%
Portfolio turnover rate ...............................         15.34%       37.26%      29.03%      25.44%      25.97%       6.10%

a Based on average shares outstanding effective April 30, 2000.
b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                                      CLASS B
                                                         ----------------------------------------------------------------
                                                         SIX MONTHS ENDED                 YEAR ENDED APRIL 30,
                                                         OCTOBER 31, 2002    --------------------------------------------
                                                            (UNAUDITED)        2002        2001        2000      1999 c
                                                         ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................         $17.99       $16.17      $13.81      $15.16      $14.32
                                                         ----------------------------------------------------------------
Income from investment operations:
 Net investment income a ..............................            .29          .52         .48         .56         .10
 Net realized and unrealized gains (losses) ...........          (2.39)        1.82        2.45       (1.21)        .74
                                                         ----------------------------------------------------------------
Total from investment operations ......................          (2.10)        2.34        2.93        (.65)        .84
                                                         ----------------------------------------------------------------
Less distributions from:
 Net investment income ................................           (.31)        (.52)       (.57)       (.63)         --
 Net realized gains ...................................             --           --          --        (.07)         --
                                                         ----------------------------------------------------------------
Total distributions ...................................           (.31)        (.52)       (.57)       (.70)         --
                                                         ----------------------------------------------------------------
Net asset value, end of period ........................         $15.58       $17.99      $16.17      $13.81      $15.16
                                                         ================================================================

Total return b ........................................       (11.84)%       14.90%      21.51%     (3.43)%       5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $33,223      $26,650     $12,264      $4,889      $1,119
Ratios to average net assets:
 Expenses .............................................          1.71% d      1.71%       1.79%       1.77%       1.57% d
 Net investment income ................................          3.41% d      3.11%       3.11%       4.25%       4.54% d
Portfolio turnover rate ...............................         15.34%       37.26%      29.03%      25.44%      25.97%

a Based on average shares outstanding effective year ended April 30, 2000.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 1999 (effective date) to April 30, 1999.
d Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                                            CLASS C
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                        YEAR ENDED APRIL 30,
                                                         OCTOBER 31, 2002    -------------------------------------------------------
                                                            (UNAUDITED)        2002        2001        2000        1999        1998
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................         $17.91       $16.08      $13.73      $14.97      $17.40      $15.26
                                                         ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..............................            .29          .53         .51         .55         .68         .45
 Net realized and unrealized gains (losses) ...........          (2.39)        1.80        2.40       (1.18)      (2.25)       2.15
                                                         ---------------------------------------------------------------------------
Total from investment operations ......................          (2.10)        2.33        2.91        (.63)      (1.57)       2.60
                                                         ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ................................           (.31)        (.50)       (.56)       (.54)       (.63)       (.39)
 Net realized gains ...................................             --           --          --        (.07)       (.23)       (.07)
                                                         ---------------------------------------------------------------------------
Total distributions ...................................           (.31)        (.50)       (.56)       (.61)       (.86)       (.46)
                                                         ---------------------------------------------------------------------------
Net asset value, end of period ........................         $15.50       $17.91      $16.08      $13.73      $14.97      $17.40
                                                         ===========================================================================
Total return b ........................................       (11.93)%       14.92%      21.48%     (3.46)%     (8.69)%      17.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................       $111,084     $120,394     $96,364     $77,635    $105,861    $137,048
Ratios to average net assets:
 Expenses .............................................          1.71% c      1.71%       1.78%       1.77%       1.71%       1.75%
 Expenses excluding waiver and payments by affiliate ..          1.71% c      1.71%       1.78%       1.77%       1.71%       1.78%
 Net investment income ................................          3.40% c      3.23%       3.36%       4.08%       4.40%       2.77%
Portfolio turnover rate ...............................         15.34%       37.26%      29.03%      25.44%      25.97%       6.10%

a Based on average shares outstanding effective April 30, 2000.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (CONTINUED)

                                                                                          ADVISOR CLASS
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                        YEAR ENDED APRIL 30,
                                                         OCTOBER 31, 2002    -------------------------------------------------------
                                                            (UNAUDITED)        2002        2001        2000        1999        1998
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..................         $18.14       $16.30      $13.90      $15.21      $17.70      $15.45
                                                         ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..............................            .38          .66         .63         .73        1.44         .52
 Net realized and unrealized gains (losses) ...........          (2.42)        1.86        2.47       (1.25)      (2.91)       2.31
                                                         ---------------------------------------------------------------------------
Total from investment operations ......................          (2.04)        2.52        3.10        (.52)      (1.47)       2.83
                                                         ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ................................           (.39)        (.68)       (.70)       (.72)       (.79)       (.51)
 Net realized gains ...................................             --           --          --        (.07)       (.23)       (.07)
                                                         ---------------------------------------------------------------------------
Total distributions ...................................           (.39)        (.68)       (.70)       (.79)      (1.02)       (.58)
                                                         ---------------------------------------------------------------------------
Net asset value, end of period ........................         $15.71       $18.14      $16.30      $13.90      $15.21      $17.70
                                                         ===========================================================================

Total return b ........................................       (11.45)%       16.06%      22.72%     (2.47)%     (7.87)%      18.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $23,907      $25,879      $9,438      $3,915      $2,576      $8,929
Ratios to average net assets:
 Expenses .............................................           .71% c       .71%        .79%        .77%        .71%        .75%
 Expenses excluding waiver and payments by affiliate ..           .71% c       .71%        .79%        .77%        .71%        .78%
 Net investment income ................................          4.41% c      3.96%       4.06%       5.27%       5.40%       3.97%
Portfolio turnover rate ...............................         15.34%       37.26%      29.03%      25.44%      25.97%       6.10%

a Based on average shares outstanding effective April 30, 2000.
b Total return is not annualized for periods less than one year.
c Annualized.

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2002 (UNAUDITED)

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS 93.4%
    HOMEBUILDING 2.0%
    Lennar Corp. ....................................     60,000    $  3,310,200
  a Meritage Corp. ..................................    182,400       7,296,000
                                                                    ------------
                                                                      10,606,200
                                                                    ------------
    HOTEL/RESORTS/CRUISELINES 2.1%
a,c Candlewood Hotel Co. Inc. .......................    685,000         424,700
    Hilton Hotels Corp. .............................    230,700       2,837,610
    Starwood Hotels & Resorts Worldwide Inc. ........    348,000       8,108,400
                                                                    ------------
                                                                      11,370,710
                                                                    ------------
  a OTHER CONSUMER SERVICES 2.7%
    Cendant Corp. ...................................  1,272,500      14,633,750
                                                                    ------------
    REAL ESTATE DEVELOPMENT 5.2%
    Boardwalk Equities Inc. (Canada) ................  1,331,500      12,822,345
    Brookfield Properties Corp. (Canada) ............    315,840       5,621,952
  a Catellus Development Corp. ......................    170,900       3,042,020
    Forest City Enterprises Inc., A .................    170,000       5,287,000
  a Northstar Capital Investment Corp., 144A ........    100,000       1,350,000
                                                                    ------------
                                                                      28,123,317
                                                                    ------------
    REAL ESTATE INVESTMENT TRUSTS 81.4%
    AMB Property Corp. ..............................    652,400      17,484,320
    Apartment Investment & Management Co., A ........    326,500      11,473,210
    Archstone-Smith Trust ...........................    723,625      16,599,957
    Arden Realty Inc. ...............................    316,700       6,777,380
    Avalonbay Communities Inc. ......................    408,000      15,381,600
    Bedford Property Investors Inc. .................    329,420       8,199,264
    Boston Properties Inc. ..........................    206,050       7,355,985
    Brandywine Realty Trust .........................    142,900       2,858,000
    Camden Property Trust ...........................    300,000       9,402,000
    CarrAmerica Realty Corp. ........................    683,000      16,214,420
    Chelsea Property Group Inc. .....................     30,000         976,500
    Cousins Properties Inc. .........................    404,600       9,063,040
    Crescent Real Estate Equities Co. ...............    573,600       8,460,600
    Duke Realty Corp. ...............................    191,152       4,644,994
    Entertainment Properties Trust ..................    210,000       4,727,100
    Equity Office Properties Trust ..................    895,561      21,565,109
    Equity Residential ..............................    717,600      17,021,472
    General Growth Properties Inc. ..................    207,130       9,958,810
    Glenborough Realty Trust Inc. ...................    949,000      17,319,250
    Glimcher Realty Trust ...........................    636,200      10,268,268
    Host Marriott Corp. .............................    821,000       6,732,200
    iStar Financial Inc. ............................    632,600      17,965,840
    Liberty Property Trust ..........................    474,200      13,913,028
    Manufactured Home Communities Inc. ..............    295,500       8,436,525

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2002 (UNAUDITED) (CONT.)

                                                         SHARES        VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS (CONT.)
    MeriStar Hospitality Corp. ......................    590,500    $  4,487,800
    ProLogis ........................................    789,600      19,108,320
    PS Business Parks Inc. ..........................    535,000      16,954,150
    Public Storage Inc. .............................    570,400      16,781,168
    Ramco-Gershenson Properties Trust ...............    413,500       7,877,175
    Reckson Associates Realty Corp. .................    410,500       8,337,255
    RFS Hotel Investors Inc. ........................    420,000       4,880,400
    Rouse Co. .......................................    180,000       5,337,000
    Shurgard Storage Centers Inc., A ................     62,000       1,872,400
    Simon Property Group Inc. .......................    980,200      33,473,830
    SL Green Realty Corp. ...........................    292,400       8,532,232
    Sun Communities Inc. ............................    300,000      10,155,000
    Taubman Centers Inc. ............................    715,000       9,902,750
    Trizec Properties Inc. ..........................    606,000       6,150,900
    Vornado Realty Trust ............................    602,700      22,149,225
a,c Windrose Medical Properties .....................    334,800       3,498,660
                                                                    ------------
                                                                     442,297,137
                                                                    ------------
    TOTAL COMMON STOCKS (COST $485,634,318) .........                507,031,114
                                                                    ------------
    PREFERRED STOCKS (COST $3,502,663) .8%
    Host Marriott Corp., 6.75%, cvt. pfd. ...........    132,600       4,441,835
                                                                    ------------
  b SHORT TERM INVESTMENTS (COST $27,979,099) 5.1%
    Franklin Institutional Fiduciary Trust
      Money Market Portfolio ........................ 27,979,099      27,979,099
                                                                    ------------
    TOTAL INVESTMENTS (COST $517,116,080) 99.3% .....                539,452,048
    OTHER ASSETS, LESS LIABILITIES .7% ..............                  3,595,999
                                                                    ------------
    TOTAL NET ASSETS 100.0% .........................               $543,048,047
                                                                    ============

a Non-income producing securities.
b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.
c The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at October 31, 2002 were $3,923,360.

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2002 (UNAUDITED)


Assets:
 Investments in securities:
  Cost .........................................................   $517,116,080
                                                                   ------------
  Value ........................................................    539,452,048
 Receivables:
  Investment securities sold ...................................      6,145,090
  Capital shares sold ..........................................      1,645,946
  Dividends ....................................................        215,100
                                                                   ------------
      Total assets .............................................    547,458,184
                                                                   ------------
Liabilities:
 Payables:
  Investment securities purchased ..............................      2,820,000
  Capital shares redeemed ......................................        798,654
  Affiliates ...................................................        603,706
  Shareholders .................................................        180,730
 Other liabilities .............................................          7,047
                                                                   ------------
      Total liabilities ........................................      4,410,137
                                                                   ------------
Net assets, at value ...........................................   $543,048,047
                                                                   ============
 Net assets consist of:
  Undistributed net investment income ..........................      4,157,729
  Net unrealized appreciation ..................................     22,335,968
  Accumulated net realized loss ................................    (31,424,247)
  Capital shares ...............................................    547,978,597
                                                                   ------------
Net assets, at value ...........................................   $543,048,047
                                                                   ============

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONT.)
OCTOBER 31, 2002 (UNAUDITED)

CLASS A:
 Net asset value per share ($374,832,903 / 23,917,503 shares outstanding) a ...........................    $15.67
                                                                                                        ==========
 Maximum offering price per share ($15.67 / 94.25%) ...................................................    $16.63
                                                                                                        ==========
CLASS B:
 Net asset value and maximum offering price per share ($33,223,438 / 2,133,030 shares outstanding) a ..    $15.58
                                                                                                        ==========
CLASS C:
 Net asset value per share ($111,084,488 / 7,164,974 shares outstanding) a ............................    $15.50
                                                                                                        ==========
 Maximum offering price per share ($15.50 / 99%) ......................................................    $15.66
                                                                                                        ==========
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($23,907,218 / 1,521,804 shares outstanding) ....    $15.71
                                                                                                        ==========

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)

Investment income:
 Dividends .....................................................   $ 15,078,296
                                                                   ------------
Expenses:
 Management fees (Note 3) ......................................      1,400,982
 Distribution fees (Note 3)
  Class A ......................................................        515,980
  Class B ......................................................        156,436
  Class C ......................................................        600,479
 Transfer agent fees (Note 3) ..................................        547,410
 Custodian fees ................................................          2,517
 Reports to shareholders .......................................         52,060
 Registration and filing fees ..................................         48,789
 Professional fees .............................................         15,025
 Trustees' fees and expenses ...................................          8,531
 Other .........................................................         16,830
                                                                   ------------
      Total expenses ...........................................      3,365,039
                                                                   ------------
        Net investment income ..................................     11,713,257
                                                                   ------------
Realized and unrealized gains (losses):
  Net realized gain from investments ...........................     12,531,371
  Net unrealized depreciation on investments ...................    (96,177,069)
                                                                   ------------
Net realized and unrealized loss ...............................    (83,645,698)
                                                                   ------------
Net decrease in net assets resulting from operations ...........   $(71,932,441)
                                                                   ============

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2002

                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                            OCTOBER 31, 2002   APRIL 30, 2002
                                                                            ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................    $ 11,713,257     $ 19,286,486
  Net realized gain from investments ......................................      12,531,371        4,185,228
  Net unrealized appreciation (depreciation) on investments ...............     (96,177,069)      54,191,283
                                                                               ------------------------------
      Net increase (decrease) in net assets resulting from operations .....     (71,932,441)      77,662,997
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................................      (8,811,585)     (14,167,625)
   Class B ................................................................        (563,985)        (554,409)
   Class C ................................................................      (2,119,531)      (3,157,505)
   Advisor Class ..........................................................        (594,054)        (535,471)
                                                                               ------------------------------
 Total distributions to shareholders ......................................     (12,089,155)     (18,415,010)
 Capital share transactions: (Note 2)
   Class A ................................................................       1,543,154       33,143,141
   Class B ................................................................      11,219,217       11,912,423
   Class C ................................................................       7,767,599       11,972,662
   Advisor Class ..........................................................       1,867,018       14,034,939
                                                                               ------------------------------
 Total capital share transactions .........................................      22,396,988       71,063,165
      Net increase (decrease) in net assets ...............................     (61,624,608)     130,311,152
Net assets
 Beginning of period ......................................................     604,672,655      474,361,503
                                                                               ------------------------------
 End of period ............................................................    $543,048,047     $604,672,655
                                                                               ==============================
Undistributed net investment income included in net assets:
 End of period ............................................................    $  4,157,729     $  4,533,627
                                                                               ==============================

                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.


A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.


B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.


D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)


E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2002, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                          SIX MONTHS ENDED                   YEAR ENDED
                                                          OCTOBER 31, 2002                 APRIL 30, 2002
                                                    ---------------------------------------------------------------
                                                       SHARES         AMOUNT            SHARES           AMOUNT
                                                    ---------------------------------------------------------------
CLASS A SHARES:
Shares sold .......................................  7,404,575    $ 129,273,339       12,489,217     $ 208,780,303
Shares issued in reinvestment of distributions ....    454,401        7,966,165          791,916        12,762,067
Shares redeemed ................................... (7,801,369)    (135,696,350)     (11,336,129)     (188,399,229)
                                                    ---------------------------------------------------------------
Net increase ......................................     57,607    $   1,543,154        1,945,004     $  33,143,141
                                                    ===============================================================
CLASS B SHARES:
Shares sold .......................................    765,563    $  13,091,747          819,781     $  13,575,254
Shares issued in reinvestment of distributions ....     28,276          491,698           29,838           477,513
Shares redeemed ...................................   (142,051)      (2,364,228)        (126,977)       (2,140,344)
                                                    ---------------------------------------------------------------
Net increase ......................................    651,788    $  11,219,217          722,642     $  11,912,423
                                                    ===============================================================
CLASS C SHARES:
Shares sold .......................................  1,171,870    $  19,859,196        1,646,549     $  27,030,520
Shares issued in reinvestment of distributions ....    103,976        1,805,089          169,961         2,705,418
Shares redeemed ...................................   (831,901)     (13,896,686)      (1,088,281)      (17,763,276)
                                                    ---------------------------------------------------------------
Net increase ......................................    443,945    $   7,767,599          728,229     $  11,972,662
                                                    ===============================================================
ADVISOR CLASS SHARES:
Shares sold .......................................    330,551    $   5,690,348          962,284     $  15,914,285
Shares issued in reinvestment of distributions ....     31,705          556,223           28,119           456,271
Shares redeemed ...................................   (267,193)      (4,379,553)        (142,813)       (2,335,617)
                                                    ---------------------------------------------------------------
Net increase ......................................     95,063    $   1,867,018          847,590     $  14,034,939
                                                    ===============================================================

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE      AVERAGE DAILY NET ASSETS
       ------------------------------------------------------------------
          .625%       First $100 million
          .500%       Over $100 million, up to and including $250 million
          .450%       Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund) in an amount not to exceed the management fee paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $983,979 and $46,967, respectively.

The Fund paid transfer agent fees of $547,410, of which $361,567 was paid to Investor Services.



4. INCOME TAXES

At October 31, 2002, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

        Cost of investments ...............  $517,237,096
                                             ------------
        Unrealized appreciation ...........    48,083,423
        Unrealized depreciation ...........   (25,868,471)
                                             ------------
        Net unrealized appreciation .......  $ 22,214,952
                                             ============

FRANKLIN REAL ESTATE SECURITIES TRUST

FRANKLIN REAL ESTATE SECURITIES FUND

Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES (CONT.)

At April 30, 2002, the Fund had tax basis capital losses of $43,955,618 which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008 .............................  $ 3,340,774
         2009 .............................   40,614,844
                                             -----------
                                             $43,955,618
                                             ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2002 aggregated $103,931,786 and $86,164,804, respectively.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund 3
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 4
Franklin Short-Intermediate
 U.S. Government Securities Fund 3
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 3
Franklin Federal Money Fund 3,5
Franklin Money Fund 3,5

TAX-FREE INCOME 6
Double Tax-Free Income Fund
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 7
Tax-Exempt Money Fund 3,5

STATE-SPECIFIC
TAX-FREE INCOME 6
Alabama                 Michigan 7
Arizona                 Minnesota 7
California 8            Missouri
Colorado                New Jersey
Connecticut             New York 8
Florida 8               North Carolina
Georgia                 Ohio 7
Kentucky                Oregon
Louisiana               Pennsylvania
Maryland                Tennessee
Massachusetts 7         Virginia

INSURANCE FUNDS
Franklin Templeton Variable
 Insurance Products Trust 9


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

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FRANKLIN(R)TEMPLETON(R)     One Franklin Parkway
    INVESTMENTS             San Mateo, CA  94403-1906
 [GRAPHIC OMITTED]


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AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


SEMIANNUAL REPORT
FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Real Estate Securities Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2002 12/02                      [GRAPHIC OMITTED] Printed on recycled paper